Earnings per share - Summary of weighted average number of shares (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended			24 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Earnings per share [abstract]
Profit after tax attributable to equity shareholders		£ 1,060	£ 1,390	£ 1,145
Basic weighted average number of shares		9,235,000,000	9,234,573,831	9,234,573,831
Effect of dilutive potential shares		4,000,000			0
Diluted weighted average number of shares		9,239,000,000	9,235,000,000	9,235,000,000
Basic earnings per share	[1]	£ 0.115	£ 0.151	£ 0.124
Diluted earnings per share	[1]	£ 0.115	£ 0.151	£ 0.124

[1]	Earnings per share calculation for the years ended 31 December 2021 and 31 December 2020 have been adjusted retrospectively as required by IAS 33 ‘Earnings per share’ due to the increase in the number of ordinary shares outstanding as a result of the demerger activities that took place in July 2022. Diluted earnings per share for the year ended 31 December 2022 has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potential dilutive shares. There were no dilutive equity instruments for the years ended 31 December 2021 and 31 December 2020.